OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	Balance at September 30, 2020	Balance at December 31, 2019
Trade receivables	16,513	17,303
Other receivables	16,406	9,807
Prepaid expenses	2,257	2,087
	35,176	29,197